Leases - Schedule of Consolidated Lease Cost (Details) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Lease Cost:
Amortization of Right-of-Use Assets	$ 18,441		$ 22,147		$ 29,299		$ 49,395
Interest on Lease Liabilities			275		275		2,177
Operating lease cost	1,103,053	[1]	1,119,356	[1]	1,495,846	[2]	1,512,015	[2]
Total lease cost	$ 1,121,494		$ 1,141,778		$ 1,525,420		$ 1,563,587

[1]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.
[2]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.